Financial risk management and financial instruments, Exposure Report Analysis (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Sensitivity Analysis [Abstract]
Gross borrowings		$ 4,608.0	$ 4,733.2
Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Gross borrowings		4,608.0	$ 4,733.2	$ 4,775.0
Euro [Member] | Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Gross borrowings		1,186.9
US Dollar [Member] | Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Gross borrowings		3,421.1
Currency Risk [Member]
Sensitivity Analysis [Abstract]
Currency exposures		10.0
Currency Risk [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1,504.6
Currency Risk [Member] | GB Pounds (GBP) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	156.7
Currency Risk [Member] | Indian Rupee (INR) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	64.4
Currency Risk [Member] | Japanese Yen (JPY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	53.0
Currency Risk [Member] | Australian Dollar (AUD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	32.5
Currency Risk [Member] | Canadian Dollar (CAD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	31.9
Currency Risk [Member] | Israeli Shekel (ILS) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	29.5
Currency Risk [Member] | Chinese Yuan (CNY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	27.3
Currency Risk [Member] | Swedish Krona (SEK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	24.3
Currency Risk [Member] | United Arab Emirates Dirham (AED) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	24.2
Currency Risk [Member] | Czech Koruna (CZK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	12.0
Currency Risk [Member] | Mexican Peso (MXN) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	10.4
Currency Risk [Member] | Turkish Lira (TRY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	10.2
Currency Risk [Member] | Danish Krone (DKK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	10.1
+-5% [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	75.2
+-5% [Member] | GB Pounds (GBP) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	7.8
+-5% [Member] | Indian Rupee (INR) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	3.2
+-5% [Member] | Japanese Yen (JPY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	2.7
+-5% [Member] | Australian Dollar (AUD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.6
+-5% [Member] | Canadian Dollar (CAD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.6
+-5% [Member] | Israeli Shekel (ILS) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.5
+-5% [Member] | Chinese Yuan (CNY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.4
+-5% [Member] | Swedish Krona (SEK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.2
+-5% [Member] | United Arab Emirates Dirham (AED) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.2
+-5% [Member] | Czech Koruna (CZK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.6
+-5% [Member] | Mexican Peso (MXN) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.5
+-5% [Member] | Turkish Lira (TRY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.5
+-5% [Member] | Danish Krone (DKK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.5
+-10% [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	150.4
+-10% [Member] | GB Pounds (GBP) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	15.6
+-10% [Member] | Indian Rupee (INR) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	6.4
+-10% [Member] | Japanese Yen (JPY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	5.3
+-10% [Member] | Australian Dollar (AUD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	3.3
+-10% [Member] | Canadian Dollar (CAD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	3.2
+-10% [Member] | Israeli Shekel (ILS) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	3.0
+-10% [Member] | Chinese Yuan (CNY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	2.7
+-10% [Member] | Swedish Krona (SEK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	2.4
+-10% [Member] | United Arab Emirates Dirham (AED) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	2.4
+-10% [Member] | Czech Koruna (CZK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.2
+-10% [Member] | Mexican Peso (MXN) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.0
+-10% [Member] | Turkish Lira (TRY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.0
+-10% [Member] | Danish Krone (DKK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.0
+1% Interest [Member] | LIBOR, EURIBOS [Member] | Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Gross borrowings		46.1
+1% Interest [Member] | LIBOR, EURIBOS [Member] | Euro [Member] | Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Gross borrowings		11.9
+1% Interest [Member] | LIBOR, EURIBOS [Member] | US Dollar [Member] | Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Gross borrowings		$ 34.2

[1]	Presenting aggregate foreign exchange exposures in excess of $10 million equivalent.